STOCK OPTIONS AND RESTRICTED SHARE UNITS (RSU Granted) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of RSU's issued
Granted	3,618,604	9,465,783	3,434,990
Fair value on grant date
Granted	$ 5.47
Aggregate grant-date fair value for RSUs	$ 19,800,000	$ 53,200,000	$ 7,990,000
Number of RSUs vested in period	4,837,002	2,098,377	2,627,178
Grant-date fair value of vested RSU's	20,700,000	6,130,000	5,970,000
Fair value at vesting date for RSUs	$ 29,700,000	$ 13,900,000	$ 8,070,000
March 19, 2010 [Member]
Grant date
Granted			2010-03-19
Number of RSU's issued
Granted			2,539,750
Fair value on grant date
Granted			$ 2.03
August 5, 2010 [Member]
Grant date
Granted			2010-08-05
Number of RSU's issued
Granted			895,240
Fair value on grant date
Granted			$ 3.17
January 4, 2011 [Member]
Grant date
Granted		2011-01-04
Number of RSU's issued
Granted		3,004,983
Fair value on grant date
Granted		$ 6.08
June 28, 2011 [Member]
Grant date
Granted		2011-06-28
Number of RSU's issued
Granted		4,360,800
Fair value on grant date
Granted		$ 4.16
November 22, 2011 [Member]
Grant date
Granted		2011-11-22
Number of RSU's issued
Granted		2,100,000
Fair value on grant date
Granted		$ 8.00
March 14, 2012 [Member]
Grant date
Granted	2012-03-14
Number of RSU's issued
Granted	704,911
Fair value on grant date
Granted	$ 5.02
May 2, 2012 [Member]
Grant date
Granted	2012-05-02
Number of RSU's issued
Granted	1,408,443
Fair value on grant date
Granted	$ 4.58
June 21, 2012 [Member]
Grant date
Granted	2012-06-21
Number of RSU's issued
Granted	700,680
Fair value on grant date
Granted	$ 5.81
November 3, 2012 [Member]
Grant date
Granted	2012-11-03
Number of RSU's issued
Granted	804,570
Fair value on grant date
Granted	$ 7.16